PERSONNEL EXPENSES	12 Months Ended
Dec. 31, 2025
PERSONNEL EXPENSES
PERSONNEL EXPENSES

25.  PERSONNEL EXPENSES

The breakdown of personnel expenses is as follows:

	2023	2024	2025
Salaries and related benefits	9,674	9,457	9,411
Vacation pay, incentives, and other benefits	4,159	4,214	3,784
Pension and other post-employment benefits (Note 29)	1,764	1,691	1,854
Early retirement program	0	1,186	937
LSA expense (Note 30)	289	226	284
Others	41	33	92
Total	15,927	16,807	16,362

Refer to Note 31 for details of related parties transactions.